Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 29, 2013		Dec. 30, 2012
Current assets:
Cash and cash equivalents (Notes 1 and 2)	$ 20,927		$ 14,911
Marketable securities (Notes 1 and 2)	8,279		6,178
Accounts receivable trade, less allowances for doubtful accounts $333 (2012, $466)	11,713		11,309
Inventories (Notes 1 and 3)	7,878		7,495
Deferred taxes on income (Note 8)	3,607		3,139
Prepaid expenses and other receivables	4,003		3,084
Total current assets	56,407		46,116
Property, plant and equipment, net (Notes 1 and 4)	16,710		16,097
Intangible assets, net (Notes 1 and 5)	27,947		28,752
Goodwill (Notes 1 and 5)	22,798		22,424
Deferred taxes on income (Note 8)	3,872		4,541
Other assets	4,949		3,417
Total assets	132,683	[1]	121,347	[1]
Current liabilities:
Loans and notes payable (Note 7)	4,852		4,676
Accounts payable	6,266		5,831
Accrued liabilities	7,685		7,299
Accrued rebates, returns and promotions	3,308		2,969
Accrued compensation and employee related obligations	2,794		2,423
Accrued taxes on income	770		1,064
Total current liabilities	25,675		24,262
Long-term debt (Note 7)	13,328		11,489
Deferred taxes on income (Note 8)	3,989		3,136
Employee related obligations (Notes 9 and 10)	7,784		9,082
Other liabilities	7,854		8,552
Total liabilities	58,630		56,521
Shareholders' equity:
Preferred stock — without par value (authorized and unissued 2,000,000 shares)	0		0
Common stock — par value $1.00 per share (Note 12) (authorized 4,320,000,000 shares; issued 3,119,843,000 shares)	3,120		3,120
Accumulated other comprehensive income (Note 13)	(2,860)		(5,810)
Retained earnings	89,493		85,992
Stockholders' Equity before Treasury Stock	89,753		83,302
Less: common stock held in treasury, at cost (Note 12) (299,215,000 shares and 341,354,000 shares)	15,700		18,476
Total shareholders’ equity	74,053		64,826
Total liabilities and shareholders’ equity	$ 132,683		$ 121,347

[1]	Long-lived assets include property, plant and equipment, net for 2013, 2012 and 2011 of $16,710, $16,097 and $14,739, respectively, and intangible assets and goodwill, net for 2013, 2012 and 2011 of $50,745, $51,176 and $34,276, respectively.